Business acquisitions	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Business Combinations [Abstract]
Business acquisitions

3. Business acquisitions

A. Certain acquisitions

(a) Strategic Sourcing Excellence Limited

On January 8, 2016, the Company acquired 51% of the outstanding equity interest in Strategic Sourcing Excellence LLC (“SSE”), a Delaware limited liability company. The total consideration paid by the Company to the selling equity holders for the acquired interest in SSE was $14,541. This amount includes the fair value of earn-out consideration, cash consideration of $2,550, and an adjustment for working capital, transaction expenses and indebtedness. During the quarter ended December 31, 2016, the Company recorded certain measurement period adjustments. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows in any period. The equity purchase agreement between the Company and the selling equity holders of SSE also provided for contingent earn-out consideration of up to $20,000, payable by the Company to the selling equity holders based on the future performance of the acquired business relative to the thresholds specified in the earn-out calculation. Up to $9,800 of the total potential earn-out consideration, representing the selling equity holders’ 49% interest in SSE, was payable only if either the put or call option, each as described below, was exercised. This acquisition enhances the Company’s sourcing and procurement consulting domain expertise.

The equity purchase agreement granted the Company a call option to purchase the remaining 49% equity interest in SSE, which option the Company had the right to exercise between January 1, 2018 and January 31, 2018. Since the Company did not exercise its call option during such period, the selling equity holders exercised their put option on March 1, 2018 in accordance with the terms of the equity purchase agreement to require the Company to purchase their 49% interest in SSE for $2,950. The Company also paid $1,780 in earn-out consideration to the selling equity shareholders during the three months ended March 31, 2018. The amount paid in excess of carrying amount has been recorded in additional paid-in capital.

Acquisition-related costs of $164 have been included in selling, general and administrative expenses as incurred. Through this transaction, the Company acquired assets with a value of $412 and assumed liabilities amounting to $617. The results of operations of the acquired business, the fair value of the acquired assets and assumed liabilities, and redeemable non-controlling interest are included in the Company’s Consolidated Financial Statements with effect from the date of the acquisition.

In connection with the transaction, the Company recorded $300 in customer-related intangible assets with an amortization period of five years. Goodwill arising from the acquisition amounted to $14,445, which has been allocated to the Company’s India reporting unit and is deductible for tax purposes. The goodwill represents future economic benefits the Company expects to derive from its expanded presence in the sourcing and procurement consulting domains, operating synergies and other anticipated benefits of combining the acquired operations with those of the Company.

(b) TandemSeven, Inc.

On September 5, 2017, the Company acquired 100% of the outstanding equity interest in TandemSeven, Inc. (“TandemSeven”), a Massachusetts corporation, for total purchase consideration of $35,637. This amount includes cash consideration of $31,784, net of cash acquired of $3,853, and an adjustment for working capital and indebtedness. During the quarter ended March 31, 2018, the Company recorded certain measurement period adjustments. These adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. TandemSeven’s focus on improving the design of customer experiences complements the Company’s existing capabilities aimed at transforming clients’ processes end-to-end.

In connection with the acquisition of TandemSeven, the Company recorded $2,000 in customer-related intangibles, $1,700 in marketing-related intangibles and $800 in technology-related intangible assets, which have a weighted average amortization period of two years. Goodwill arising from the acquisition amounted to $25,227, which has been allocated to the Company’s India reporting unit and is deductible for tax purposes. The goodwill represents primarily the acquired design expertise, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

3. Business acquisitions (Continued)

Acquisition-related costs of $932 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company also acquired certain assets with a value of $7,378, assumed certain liabilities amounting to $1,207 and recognized a net deferred tax liability of $260. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

(c) BrightClaim LLC and associated companies

On May 3, 2017, the Company acquired 100% of the outstanding equity interest in each of BrightClaim LLC, a Delaware limited liability company, BrightServe LLC, a Georgia limited liability company, National Vendor LLC, a Delaware limited liability company, and BrightClaim Blocker, Inc., a Delaware corporation (collectively referred to as “BrightClaim”) for total purchase consideration of $56,461, subject to adjustment for certain transaction expenses incurred by BrightClaim in connection with closing. This amount includes cash consideration of $52,395, net of cash acquired of $4,002, and an adjustment for working capital and net debt. The Company paid the sellers total consideration of$56,496. During the quarter ended September 30, 2017, the Company recorded certain measurement period adjustments resulting in a receivable of $35, which had been collected as of March 31, 2018. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. This acquisition enhances the Company’s breadth and depth of service offerings for clients in the insurance industry.

In connection with the acquisition of BrightClaim, the Company recorded $8,000 in customer-related intangibles, $3,200 in marketing related intangibles, $2,200 in technology-related intangibles and $200 in other intangibles, which have a weighted average amortization period of four years. Goodwill arising from the acquisition amounted to $42,638, which has been allocated to the Company’s India reporting unit and is partially deductible for tax purposes. The goodwill represents primarily the capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

Acquisition-related costs of $1,563 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company also acquired certain assets with a value of $10,367, assumed certain liabilities amounting to $7,415, and recognized a net deferred tax liability of $2,728. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

(d) RAGE Frameworks, Inc.

On April 13, 2017, the Company acquired 100% of the outstanding equity interest in RAGE Frameworks, Inc. (“RAGE”), a Delaware corporation, for total consideration of $125,089. This amount includes cash consideration of $124,149, net of cash acquired of $1,605, and an adjustment for working capital and indebtedness. During the quarter ended December 31, 2017, the Company recorded certain measurement period adjustments. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. This acquisition enhances the Company’s digital and artificial intelligence capabilities by adding knowledge-based automation technology and services.

In connection with the acquisition of RAGE, the Company recorded $1,600 in customer-related intangibles, $600 in marketing-related intangibles, $12,400 in technology-related intangible assets and $100 in other intangible assets, which have a weighted average amortization period of seven years. Goodwill arising from the acquisition amounted to $105,114, which has been allocated to the Company’s India reporting unit and is not deductible for tax purposes. The goodwill represents primarily the acquired digital and artificial intelligence capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

3. Business acquisitions (Continued)

Acquisition-related costs of $881 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company also acquired certain assets with a value of $13,836 and assumed certain liabilities amounting to $9,654. The Company also recognized a net deferred tax asset of $1,094. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

(e) Other acquisitions in 2017

In 2017, the Company also completed five individually immaterial business acquisition transactions, namely the acquisition of a supply chain management delivery center in the U.S. from Kraft Foods Group Brands LLC (“U.S. Delivery Center”), the purchase of all of the outstanding equity interest in OnSource, LLC (“OnSource”), the purchase of the IT business of Birlasoft (“Birlasoft”), the purchase of the image processing business of Fiserv Solutions of Australia Pty Ltd. (“Fiserv”) and the purchase of all of the outstanding equity interest in Lease Dimensions, Inc. (“Lease Dimensions”). The aggregate total estimated consideration the Company paid to consummate these acquisitions was $87,586. This aggregate amount includes the estimated fair value of contingent earn-out consideration, cash consideration of $76,612, net of cash acquired of $254, and preliminary adjustments for closing date working capital, indebtedness, value transfer, seller transaction expenses and certain employee-related liabilities.

The U.S. Delivery Center acquisition enhances the Company’s supply chain management capabilities for its clients in the consumer packaged goods industry. The OnSource acquisition brings incremental digital capabilities to the Company’s insurance service offerings. The Birlasoft transaction expands the Company’s end-to-end capabilities for its clients in the healthcare and aviation industries. The Fiserv transaction strengthens the Company’s financial services portfolio and expands its Australia footprint. The Lease Dimensions acquisition enhances the Company’s capabilities in commercial lending and leasing.

During the quarter ended December 31, 2017, the Company recorded certain measurement period adjustments with respect to the Birlasoft and Fiserv transactions. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows.

The purchase agreement for the acquisition of the U.S. Delivery Center provides for contingent earn-out consideration ranging from $0 to $10,000, payable by the Company to the seller based on the achievement of certain milestones relative to the thresholds specified in the earn-out calculation. The purchase agreement for the Lease Dimensions acquisition provides for contingent earn-out consideration ranging from $0 to $3,000, payable by the Company to the sellers based on the future performance of the business relative to the thresholds specified in the earn-out calculation.

In connection with these transactions, the Company recorded $33,494 in customer-related intangibles, $1,936 in marketing-related intangibles, $2,956 in technology-related intangibles and $100 in other intangibles, which have a weighted average amortization period of five years. Goodwill arising from these acquisitions amounted to $56,521. The goodwill represents primarily the capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

3. Business acquisitions (Continued)

The following table sets forth, with respect to each of the five acquisitions, the acquisition date, goodwill reporting unit and the tax deductibility of the goodwill:

Acquisition	Acquisition date	Goodwill reporting unit	Tax deductibility - goodwill
U.S. Delivery Center	October 16, 2017	India	Deductible
OnSource	July 18, 2017	India	Deductible
Birlasoft	July 18, 2017	IT Services	Deductible
Fiserv	May 11, 2017	India	Non-deductible
Lease Dimensions	February 15, 2017	Americas	Non-deductible

Acquisition-related costs for these acquisitions, amounting to $2,369 in the aggregate, have been included in selling, general and administrative expenses as incurred. Through these transactions, the Company acquired assets with a value of $10,387, assumed liabilities amounting to $11,239, and recognized a net deferred tax liability of $6,570. The results of operations of the acquired businesses and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the respective dates of the acquisitions.

B. Divestiture

(a) A portion of IT support business in Europe

In November 2017, the Company completed the sale of a portion of its legacy IT support business in Europe (the “Business”). Sale proceeds were $0. During the year ended December 31, 2017, the Business recorded net revenues of $4,546 and a net loss of $9,706.

The Company recorded a loss of $5,668 in its consolidated statement of income in connection with the sale of the Business, calculated as follows:

Net sale proceeds	$—
Net assets of the business, including the translation impact thereof	5,569
Selling expenses	99
Loss on divestiture included in other income (expense), net	$5,668

3. Business acquisitions

A. Certain acquisitions

(a) TandemSeven, Inc.

On September 5, 2017, the Company acquired 100% of the outstanding equity interest in TandemSeven, Inc. (“TandemSeven”), a Massachusetts corporation, for estimated total purchase consideration of $35,720, subject to adjustment for closing date working capital and indebtedness. This amount includes cash consideration of $31,866, net of cash acquired of $3,854, and a preliminary adjustment for working capital and indebtedness. In addition, the Company is evaluating certain tax positions, which, when determined, may result in the recognition of additional assets and liabilities as of the acquisition date. The measurement period will not exceed one year from the acquisition date. TandemSeven’s focus on improving the design of customer experiences complements the Company’s existing capabilities aimed at transforming clients’ processes end-to-end.

3. Business acquisitions (Continued)

In connection with the acquisition of TandemSeven, the Company recorded $2,000 in customer-related intangibles, $1,700 in marketing-related intangibles and $800 in technology-related intangible assets, which have a weighted average amortization period of two years. Goodwill arising from the acquisition amounted to $25,298, which has been allocated to the Company’s India reporting unit and is deductible for tax purposes. The goodwill represents primarily the acquired design expertise, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

Acquisition-related costs of $932 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company also acquired certain assets with a value of $7,388 and assumed certain liabilities amounting to $1,206 and recognized a net deferred tax liability of $260. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

(b) BrightClaim LLC and associated companies

On May 3, 2017, the Company acquired 100% of the outstanding equity interest in each of BrightClaim LLC, a Delaware limited liability company, BrightServe LLC, a Georgia limited liability company, National Vendor LLC, a Delaware limited liability company, and BrightClaim Blocker, Inc., a Delaware corporation (collectively referred to as “BrightClaim”) for total purchase consideration of $56,461, subject to adjustment for closing date working capital, indebtedness and certain transaction expenses incurred by BrightClaim in connection with closing. This amount includes cash consideration of $52,395, net of cash acquired of $4,002, and an adjustment for working capital and net debt. The total consideration paid by the Company to the sellers is $56,496. During the quarter ended September 30, 2017, the Company recorded certain measurement period adjustments resulting in a receivable of $35, which is outstanding as of December 31, 2017.  These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. This acquisition enhances the Company’s breadth and depth of service offerings for clients in the insurance industry.

In connection with the acquisition of BrightClaim, the Company recorded $8,000 in customer-related intangibles, $3,200 in marketing-related intangibles, $2,200 in technology-related intangibles and $200 in other intangibles, which have a weighted average amortization period of four years. Goodwill arising from the acquisition amounted to $42,638, which has been allocated to the Company’s India reporting unit and is partially deductible for tax purposes. The goodwill represents primarily the capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

Acquisition-related costs of $1,563 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company also acquired certain assets with a value of $10,367, assumed certain liabilities amounting to $7,415, and recognized a net deferred tax liability of $2,728. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

3. Business acquisitions (Continued)

(c) RAGE Frameworks, Inc.

On April 13, 2017, the Company acquired 100% of the outstanding equity interest in RAGE Frameworks, Inc. (“RAGE”), a Delaware corporation, for estimated total consideration of $125,089, subject to adjustment for closing date working capital and indebtedness. This amount includes cash consideration of $124,149, net of cash acquired of $1,605, and a preliminary adjustment for working capital and indebtedness. During the quarter ending December 31, 2017, the Company recorded certain measurement period adjustments. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. This acquisition enhances the Company’s digital and artificial intelligence capabilities by adding knowledge-based automation technology and services.

In connection with the acquisition of RAGE, the Company recorded $1,600 in customer-related intangibles, $600 in marketing-related intangibles, $12,400 in technology-related intangible assets and $100 in other intangible assets, which have a weighted average amortization period of seven years. Goodwill arising from the acquisition amounted to $105,114, which has been allocated to the Company’s India reporting unit and is not deductible for tax purposes. The goodwill represents primarily the acquired digital and artificial intelligence capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

Acquisition-related costs of $881 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company also acquired certain assets with a value of $13,836 and assumed certain liabilities amounting to $9,654. The Company also recognized a net deferred tax asset of $1,094.

The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

(d) Other acquisitions in 2017

In 2017, the Company also completed five individually immaterial business acquisition transactions, namely the acquisition of a supply chain management delivery center in the U.S. from Kraft Foods Group Brands LLC (“U.S. Delivery Center”), the purchase of all of the outstanding equity interest in OnSource, LLC (“OnSource”), the purchase of the IT business of Birlasoft (“Birlasoft”), the purchase of the image processing business of Fiserv Solutions of Australia Pty Ltd. (“Fiserv”) and the purchase of all of the outstanding equity interest in Lease Dimensions, Inc. (“Lease Dimensions”). The aggregate total estimated consideration the Company paid to consummate these acquisitions was $87,586, subject to certain adjustments. This aggregate amount includes the estimated fair value of contingent earn-out consideration, cash consideration of $76,612, net of cash acquired of $254, and preliminary adjustments for closing date working capital, indebtedness, value transfer, seller transaction expenses and certain employee-related liabilities.

The U.S. Delivery Center acquisition enhances the Company’s supply chain management capabilities for its clients in the consumer packaged goods industry. The OnSource acquisition brings incremental digital capabilities to the Company’s insurance service offerings. The Birlasoft transaction

3. Business acquisitions (Continued)

expands the Company’s end-to-end capabilities for its clients in the healthcare and aviation industries. The Fiserv transaction strengthens the Company’s financial services portfolio and expands its Australia footprint. The Lease Dimensions acquisition enhances the Company’s capabilities in commercial lending and leasing.

During the quarter ending December 31, 2017, the Company recorded certain measurement period adjustments with respect to the Birlasoft and Fiserv transactions. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows.

The purchase agreement for the acquisition of the U.S. Delivery Center provides for contingent earn-out consideration ranging from $0 to $10,000, payable by the Company to the seller based on the achievement of certain milestones relative to the thresholds specified in the earn-out calculation. The purchase agreement for the Lease Dimensions acquisition provides for contingent earn-out consideration ranging from $0 to $3,000, payable by the Company to the sellers based on the future performance of the business relative to the thresholds specified in the earn-out calculation.

In connection with these transactions, the Company recorded $33,494 in customer-related intangibles, $1,936 in marketing-related intangibles, $2,956 in technology-related intangibles and $100 in other intangibles, which have a weighted average amortization period of five years. Goodwill arising from these acquisitions amounted to $56,521. The goodwill represents primarily the capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

The following table sets forth, with respect to each of the five acquisitions, the acquisition date, goodwill reporting unit and the tax deductibility of the goodwill:

Acquisition	Acquisition date	Goodwill reporting unit	Tax deductibility of goodwill
U.S. Delivery Center	October 16, 2017	India	Deductible
OnSource	July 18, 2017	India	Deductible
Birlasoft	July 18, 2017	IT Services	Deductible
Fiserv	May 11, 2017	India	Non-deductible
Lease Dimensions	February 15, 2017	Americas	Non-deductible

Acquisition-related costs for these acquisitions, amounting to $2,369 in the aggregate, have been included in selling, general and administrative expenses as incurred. Through these transactions, the Company acquired assets with a value of $10,387, assumed liabilities amounting to $11,239, and recognized a net deferred tax liability of $6,570. The results of operations of the acquired businesses and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the respective dates of the acquisitions.

(e) Endeavour Software Technologies Private Limited

On April 13, 2016, the Company acquired 100% of the outstanding equity interest in Endeavour Software Technologies Private Limited (“Endeavour”), an Indian private limited company, for total consideration of $14,788. This amount includes the estimated fair value of the contingent earn-out consideration, cash consideration of $10,345, net of cash acquired of $2,373, and an adjustment for working capital and net debt. During the quarter ending March 31, 2017, the Company recorded certain measurement period adjustments. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. The purchase agreement between the Company and the sellers of Endeavour provides for contingent earn-out consideration ranging from $0 to $3,500, payable by the Company to the sellers based on future

3. Business acquisitions (Continued)

performance relative to the thresholds specified in the earn-out calculation. This acquisition enhances the Company’s digital capabilities by adding critical end-to-end mobility services.

In connection with the transaction, the Company recorded $800 in customer-related intangibles, $900 in marketing-related intangibles and $950 in other intangible assets, which have a weighted average amortization period of three years. Goodwill arising from the acquisition amounted to $8,936, which has been allocated to the Company’s India reporting unit and is not deductible for tax purposes. The goodwill represents primarily the capabilities in end-to-end mobility services, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company. In connection with the transaction, the Company also acquired certain assets with a value of $5,854 and assumed certain liabilities amounting to $1,735. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

(f) Strategic Sourcing Excellence Limited

On January 8, 2016, the Company acquired 51% of the outstanding equity interest in Strategic Sourcing Excellence LLC (“SSE”), a Delaware limited liability company. The total consideration paid by the Company to the selling equity holders for the acquired interest in SSE was $14,541. This amount includes the fair value of earn-out consideration, cash consideration of $2,550, and an adjustment for working capital, transaction expenses and indebtedness. During the quarter ending December 31, 2016, the Company recorded certain measurement period adjustments. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows in any period. The equity purchase agreement between the Company and the selling equity holders of SSE also provides for contingent earn-out consideration of up to $20,000, payable by the Company to the selling equity holders based on the future performance of the acquired business relative to the thresholds specified in the earn-out calculation. Up to $9,800 of the total potential earn-out consideration, representing the selling equity holders’ 49% interest in SSE, is payable only if either the put or call option, each as described below, is exercised.

The equity purchase agreement grants the Company a call option to purchase the remaining 49% equity interest in SSE, which option the Company had the right to exercise between January 1, 2018 and January 31, 2018. Since the Company did not exercise its call option during such period, the selling equity holders have the right to exercise a put option between March 1, 2018 and April 30, 2018 to require the Company to purchase their 49% interest in SSE at a price ranging from $2,450 to $2,950. This acquisition enhances the Company’s sourcing and procurement consulting domain expertise.

Acquisition-related costs of $164 have been included in selling, general and administrative expenses as incurred. Through this transaction, the Company acquired assets with a value of $412 and assumed liabilities amounting to $617. The results of operations of the acquired business, the fair value of the acquired assets and assumed liabilities, and redeemable non-controlling interest are included in the Company’s Consolidated Financial Statements with effect from the date of the acquisition.

In connection with the transaction, the Company recorded $300 in customer-related intangible assets with an amortization period of five years. Goodwill arising from the acquisition amounted to $14,445, which has been allocated to the Company’s India reporting unit and is deductible for tax purposes. The goodwill represents future economic benefits the Company expects to derive from its expanded presence in the sourcing and procurement consulting domains, operating synergies and other anticipated benefits of combining the acquired operations with those of the Company.

3. Business acquisitions (Continued)

(g) PNMSoft Ltd.

On August 4, 2016, the Company acquired 100% of the outstanding equity interest in PNMSoft Limited (“PNMSoft”), a company incorporated under the laws of Israel. The total purchase consideration paid by the Company to acquire PNMSoft is $35,341. This amount includes the estimated fair value of contingent earn-out consideration, cash consideration of $28,128, net of cash acquired of $2,853, and an adjustment for working capital, transaction expenses and net debt. During the quarter ending December 31, 2016, the Company recorded certain measurement period adjustments. These measurement period adjustments did not have a significant impact on the Company’s consolidated statements of income, balance sheets or cash flows. The purchase agreement between the Company and the sellers of PNMSoft provides for contingent earn-out consideration ranging from $0 to $9,000, payable by the Company to the sellers of PNMSoft based on the performance of the acquired business for a fixed period following closing relative to the thresholds specified in the earn-out calculation. This acquisition enhances the Company’s digital capabilities by adding dynamic workflow solutions and implementation services.

In connection with this acquisition, the Company recorded $1,700 in customer-related intangibles, $1,630 in marketing-related intangibles and $5,110 in other intangible assets, which have a weighted average amortization period of two years. Goodwill arising from the acquisition amounted to $25,101, which has been allocated to the Company’s India reporting unit and is not deductible for tax purposes. The goodwill represents primarily the capabilities, operating synergies and other benefits expected to result from combining the acquired operations with those of the Company.

Acquisition-related costs of $1,273 have been included in selling, general and administrative expenses as incurred. In connection with the transaction, the Company acquired assets with a value of $7,110, assumed liabilities amounting to $4,366 and recognized a net deferred tax liability of $944. The results of operations of the acquired business and the fair value of the acquired assets and assumed liabilities are included in the Company’s consolidated financial statements with effect from the date of the acquisition.

B. Divestiture

(a) A portion of IT support business in Europe

In November 2017, the Company completed the sale of a portion of its legacy IT support business in Europe (the “Business”). Sale proceeds were $0. During the year ended December 31, 2017, the Business recorded net revenues of $4,546 and a net loss of $9,706.

The Company recorded a loss of $5,668 in its consolidated statement of income in connection with the sale of the Business, calculated as follows:

Net sale proceeds	$—
Net assets of the business, including the translation impact thereof	5,569
Selling expenses	99
Loss on divestiture included in other income (expense), net	$5,668

(b) Atyati Technologies Private Limited

In September 2016, the Company completed the sale of its cloud-hosted technology platform for the Indian rural banking sector (“Atyati”), which the Company acquired in 2012. Net sale proceeds from the sale of Atyati were $17,155, net of selling expenses of $427 and cash divested of $854. During the year ended December 31, 2016, Atyati recorded net revenues of $14,958 and a net profit of $64.

3. Business acquisitions (Continued)

The Company recorded a gain of $5,214 in its consolidated statement of income in connection with the sale of Atyati, calculated as follows:

Net sale proceeds	$17,155
Net assets of the business, including intangible assets, allocated goodwill and the translation impact thereof	11,941
Gain on divestiture included in other income (expense), net	$5,214